Other disclosures - Share-based payment schemes - Expensed in the Income statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	kr 363	kr 414	kr 292
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	48	204	169
Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	86	48	kr 19
Amortisation period			4 years
Long-term share-based incentive programme (management group below Senior Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	195	145	kr 102
Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	kr 34	kr 17	kr 2